Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

March 23, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Funds (the “Trust”)
(File Nos. 033-12113 and 811-05028)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that (i) the forms of the PIMCO Long-Term Credit Fund Administrative Class and Institutional Class Prospectus, the PIMCO Long-Term Credit Fund Class P Prospectus and the Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 151, which was filed on March 18, 2009, and (ii) the text of Post-Effective Amendment No. 151 was filed electronically on March 18, 2009.

Please do not hesitate to contact the undersigned at (202) 261-3376 if you have any questions regarding this certification.

Sincerely,

/s/ Christopher S. Ha

Christopher S. Ha

cc:	J. Stephen King, Jr.
Joshua Ratner
Audrey L. Cheng
Brendan C. Fox